Related Party and Former Parent Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party and Former Parent Transactions	Related Party and Former Parent Transactions
The Company had an outstanding liability of $13, $4 and $3 to Onex as of December 31, 2021, 2020 and 2019, respectively.
In connection with the 2016 Transaction, Bidco and a subsidiary of the Former Parent entered into the Transition Service Agreement, which became effective on October 3, 2016, pursuant to which such subsidiary of the Former Parent will, or will cause its affiliates and/or third-party service providers to, provide Bidco, its affiliates and/or third-party service providers with certain technology, facilities management, human resources, sourcing, financial, accounting, data management, marketing and other services to support the operation of the IP&S business as an independent company. Such services are provided by such subsidiary of the Former Parent or its affiliates and/or third-party service providers for various time periods and at various costs based upon the terms set forth in the Transition Service Agreement.
Two controlled affiliates of Baring are vendors of ours. Total expenses incurred for these vendors were $880, $830 and $765 for the years ended December 31, 2021, 2020 and 2019, respectively. The Company had an outstanding liability to these vendors of $330 and $237 as of December 31, 2021 and 2020, respectively.
A controlled affiliate of Onex is a customer of ours. The net revenue from this customer during the period was $1,790 and $2,136 for the years ended December 31, 2021 and 2020, respectively. The Company had no outstanding receivable as of December 31, 2021 and 2020. This customer was not a related party for the year ended December 31, 2019.
Three controlled affiliates of Leonard Green & Partners, L.P. are customers of ours. The net revenue from these customers during the period was $128, $42,184 and $180 for the year ended December 31, 2021 and $129, $10,857 and $136 for the year ended December 31, 2020, respectively. The Company had an outstanding receivable of $32, $70,952 and $51 as of December 31, 2021 and $31, $54,656 and $264 as of December 31, 2020. These customers were not a related party for the year ended December 31, 2019.
Three controlled affiliates of Leonard Green & Partners, L.P. are vendors of ours. Total expenses incurred for these vendors were $1,257, $32,394 and $6,110 for the year ended December 31, 2021 and $295, $6,934 and $1,817 for the year ended December 31, 2020, respectively. The Company had no outstanding liability to these vendors as of December 31, 2021 and $0, $0 and $1,995 as of December 31, 2020. These vendors were not a related party for the year ended December 31, 2019.
One of our independent directors has an immediate family member who is a member of management within one of Clarivate’s customers. Total revenue from the Customer was $1,028, $1,497 and $33 for the years ended December 31, 2021, 2020 and 2019, respectively. The Company had $60, $100 and $4 outstanding receivable as of December 31, 2021, 2020 and 2019, respectively.
On May 15, 2021, Clarivate entered into an agreement with Capri Acquisition Topco Limited (“Capri”) and Solaro ExchangeCo Limited (“NewCo”), and for certain limited purposes, LGP. Capri and NewCo are controlled by LGP and held the Clarivate ordinary shares beneficially owned by LGP and certain other existing shareholders. Under the agreement, Capri contributed 177,206,779 of its Clarivate ordinary shares to NewCo. Clarivate then acquired NewCo in exchange for the issuance of the same number of Clarivate ordinary shares to Capri. This transaction did not involve any change in beneficial ownership of Clarivate’s ordinary shares and the issuance of the new ordinary shares to Capri were exempt from the registration requirements of the Securities Act under Section 4(a)(2) thereof. Pursuant to authority granted to Clarivate by shareholders at its 2021 Annual General Meeting, following its acquisition of Newco, Clarivate purchased the ordinary shares held by Newco for a nominal price and then canceled such shares. This was a non-cash financing transaction that had a net immaterial impact on the Consolidated Financial Statements.

On December 1, 2021, Clarivate closed its acquisition of ProQuest from CIG, Atairos and certain other equity holders (The Seller Group). The aggregate consideration included $1,094,901 from the issuance of 46,910,923 ordinary shares to the Seller Group. As part of the acquisition, and as a result, CIG is a related party to Clarivate. Clarivate assumed a Finance lease in which CIG is the Lessor as part of the acquisition. From the period between December 1, 2021 and December 31, 2021, interest expense of $98 and amortization of Finance lease ROU asset of $1,291 is reflected in the Consolidated Statements of Operations. The Finance lease ROU asset of $30,560 is presented within Property, Plant, and Equipment (see Note 8 - Property and Equipment, Net) and the corresponding lease liability of $30,835 is treated as an item of indebtedness (see Note 14 - Debt) within the Consolidated Balance Sheet.